[LETTERHEAD OF PAUL, HASTINGS, JANOFSKY & WALKER LLP]


(212) 318-6097
billbelitsky@paulhastings.com


March 3, 2010


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


Re:      Van Kampen Unit Trusts, Series 963 (the "Trust")
         Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-164698)


Ladies and Gentlemen:

On behalf of Van Kampen Funds Inc., Depositor of the Trust (the "Depositor"), transmitted herewith is a copy of Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form S-6 ("Amendment No. 1") for filing under the Securities Act of 1933. Amendment No. 1 has been blacklined to reflect changes from the Trust's Registration Statement on Form S-6, which was filed with the Securities and Exchange Commission (the "Commission") on February 4, 2010 (accession number 0000891804-10-000602). Subsequently, we received a letter from the Commission's staff dated February 12, 2010, containing no substantive comments.

Amendment No. 1 is transmitted for filing primarily for the purpose of incorporating the following changes to the preliminary prospectus: (1) the Trust will not invest in exchange-traded notes, and accordingly, all references and disclosure relating to exchange-traded notes have been deleted; (2) the duration of the Trust has been changed to two years from fifteen months, and accordingly, all related changes have been made; and (3) disclosure has been added to address the exposure of certain of the underlying funds' exposure to the industry risks of the natural resources sector.

It would be greatly appreciated if the Commission could provide a limited review of the enclosed material as soon as possible with a view toward declaring the Registration Statement effective sometime during week of March 15, 2010.

Mr. Vincent J. Di Stefano of the Commission Staff has reviewed the Depositor's filings for prior series of Van Kampen Unit Trusts. Please telephone the undersigned at (212) 318-6097 with any questions you may have or for any further information you may desire.

Very truly yours,



/s/ Bill Belitsky
Bill Belitsky

for PAUL, HASTINGS, JANOFSKY & WALKER LLP